Financial Information by Business Segment	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Financial Information by Business Segment
Financial Information by Business Segment

	Years Ended December 31,
	2014	2013	2012
	(Thousands)
Revenues from external customers (including affiliates):
Transmission and storage	$254,820	$173,881	$120,797
Gathering	221,727	180,120	115,496
Total	$476,547	$354,001	$236,293
Operating income:
Transmission and storage	$183,294	$124,950	$81,127
Gathering	143,418	119,844	69,473
Total operating income	$326,712	$244,794	$150,600

Reconciliation of operating income to net income:
Other income	2,349	1,242	8,228
Interest expense	30,856	1,672	2,944
Income tax expense	31,705	54,573	45,668
Net income	$266,500	$189,791	$110,216

	As of December 31,
	2014	2013	2012
	(Thousands)
Segment assets:
Transmission and storage	$928,864	$807,287	$619,163
Gathering	765,090	526,290	330,710
Total operating segments	1,693,954	1,333,577	949,873
Headquarters, including cash	128,865	18,363	50,041
Total assets	$1,822,819	$1,351,940	$999,914

	Years Ended December 31,
	2014	2013	2012
	(Thousands)
Depreciation and amortization:
Transmission and storage	$26,792	$18,323	$12,901
Gathering	19,262	12,583	9,105
Total	$46,054	$30,906	$22,006
Expenditures for segment assets:
Transmission and storage	$127,134	$77,989	$188,143
Gathering	226,168	197,543	97,857
Total (a)	$353,302	$275,532	$286,000

(a) The Partnership accrues capital expenditures when work has been completed but the associated bills have not yet been paid. These accrued amounts are excluded from capital expenditures on the combined statements of cash flows until they are paid in a subsequent period. Accrued capital expenditures in the table above were $51.1 million, $16.3 million and $23.7 million at December 31, 2014, 2013 and 2012, respectively. Additionally, the Partnership capitalizes certain labor overhead costs which include a portion of non-cash equity-based compensation. These non-cash capital expenditures in the table above were approximately $0.3 million for the year ended December 31, 2014. There were no amounts capitalized for the years ended December 31, 2013 and 2012.